Related Party Transaction	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transaction
30.
RELATED PARTY TRANSACTIONS

The relationships between Cemig and its investees are described in the investment note (No. 15). The main consolidated balances and transactions, as well as the main conditions relating to the Company's business with related parties, are shown below:

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Transactions with energy
Aliança Geração	3	4	22	19	49	56	(234)	(222)
Norte Energia	-	-	31	30	-	-	(278)	(260)
Paracambi	-	-	2	2	-	-	(30)	(33)
Hidrelétrica Pipoca	-	-	3	3	2	1	(47)	(46)
Hidrelétrica Cachoeirão	-	-	-	-	2	2	-	-
Retiro Baixo	-	1	-	1	5	7	(6)	(6)
Taesa	-	-	-	-	-	-	-	-

The sale and purchase of electricity between generators and distributors are carried out through auctions in the regulated contracting environment organized by the Federal Government. In the free contracting environment, in turn, they are carried out by means of auctions or direct contracting, according to the applicable legislation. Electricity transport operations, on the other hand, are carried out by the transmitters and result from the centralized operation of the National Interconnected System by the National System Operator (ONS).

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Charges
Connection charges
Taesa	-	-	-	-	-	-	(6)	(4)
Transmission charges
Aliança	-	-	-	-	1	1	-	-
Norte Energia	3	2	-	-	30	26	-	-
Taesa	-	-	12	12	-	-	(138)	(135)

Connection charges are financial amounts set and approved by ANEEL for use of connection facilities and/or connection points in the transmission system, payable by the accessing party to the connected agent.

Transmission charges are monthly amounts payable by users to holders of transmission concessions for the provision of transmission services, calculated according to the tariffs and the contracted amounts of use of the transmission system, in accordance with regulations set by ANEEL.

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Customers and traders
Governo do Estado de Minas Gerais	45	37	-	-	194	166	-	-

The “Consumers and Traders” balance that the Company holds with the controlling entity refers to sale of electricity to the government of Minas Gerais State – the price of the supply is that decided by ANEEL through a Resolution which decides the Company’s annual tariff adjustment.

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Provision of services
Aliança Geração	1	1	-	-	7	6	-	-
Taesa	-	-	-	-	2	1	-	-

The balances for services rendered refer to contracts for the provision of operation and maintenance services for power plants, transmission networks and distribution networks.

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Accounts Receivable
Governo do Estado de Minas Gerais	13	13	-	-	-	3	-	-

This refers to the recalculation of the monetary correction of amounts related to advance for future capital increase returned to the State of Minas Gerais. These receivables are guaranteed by the retention of dividends or interest on equity distributed to the State, in proportion to its participation, while the delay and/or default persists.

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Other credits
FIP Melbourne	-	161	-	-	-	-	-	-

In January 2021, a final arbitration award was issued in favor of FIP Melbourne, and in August 2022 an agreement was reached between the parties to close the dispute, with the establishment of an updated compensation amount of R$200, settled on September 12, 2022 (see note 15).

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Provision of legal services
Aliança Geração	-	-	59	55	-	-	(3)	(3)

This refers to contractual obligations to the investee Aliança Geração corresponding to contingencies arising from events that occurred before the closing of the transaction that resulted in the contribution of assets by Cemig and Vale S.A. in the capital of this investee. The total value of the shares is R$166 (R$156 at December 31, 2022), of which R$58 (R$55 at December 31, 2022) is attributable to Cemig.

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Interest on Equity, and dividends
Retiro Baixo	-	6	-	-	-	-	-	-
Hidrelétrica Pipoca	-	4	-	-	-	-	-	-
Hidrelétrica Cachoeirão	-	4	-	-	-	-	-	-

The table above indicates the asset position of dividends receivable from the investees presented in “Other” in the “Dividends receivable” table.

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
FIC Pampulha
Current
Cash and cash equivalents	351	294	-	-	-	-	-	-
Marketable securities	771	1,743	-	-	26	77	-	-
Non-current
Marketable securities	-	7	-	-	-	-	-	-

Cemig and its subsidiaries and jointly controlled entities invest part of their financial resources in an investment fund which has the characteristics of fixed income and obeys the Company’s cash investment policy. The amounts invested by the fund are reported as cash and cash equivalent or marketable securities line in current and non-current assets.

The funds applied are allocated only in public and private fixed income securities, subject only to credit risk, with various maturity periods, obeying the unit holders’ cash flow needs.

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Current
Operating leasing	-	-	27	26	-	-	(33)	(31)
Non-current
Operating leasing	185	182	187	179	-	-	-	-

This is a contract with Fundação Forluminas de Seguridade Social (Forluz), the closed private pension fund (Entidade Fechada de Previdência Complementar – EFPC) of employees of the Cemig Group, the owner of the building (the Júlio Soares Building), for rental of the Company’s administrative headquarters, valid until August 2024. The rental can be extended every 5 years, up to 2034, is adjusted annually by the IPCA inflation index, and is subject to a price review every 60 months. On September 19, 2023 the rental contract was adjusted upward by 4.61%, corresponding to accumulated IPCA inflation over the prior 12 months.

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Post-employment benefit

FORLUZ
Current
Post-employment obligations (1)	-	-	126	199	-	-	(280)	(285)
Supplementary pension contributions - Defined contribution plan (2)	-	-	-	-	-	-	(81)	(80)
Administrative running costs (3)	-	-	-	-	-	-	(40)	(36)
Non-current
Post-employment obligations (1)	-	-	2,230	2,120	-	-	-	-

Cemig Saúde
Current
Health Plan and Dental Plan (4)	-	-	230	218	-	-	(388)	(385)
Non-current
Health Plan and Dental Plan (4)	-	-	2,830	3,156	-	-	-	-

The Company has contractual obligations to a group of retired former employees in which it is responsible for ensuring funds for the cost of a supplementary pension plan, called Forluz, and for the running costs of a health plan, called Cemig Saúde. The main conditions related to the post-employment benefits are as follows:

(1)
Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 6% per year and will be amortized until 2031 (see note 15);
(2)
Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
(3)
Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;
(4)
Post-employment obligations related to the employees' health and dental plan (see note 15).

Details of post-employment benefits can be found in note 24.

Dividends receivable

Dividends receivable	2023	2022
Aliança Geração	-	127
Taesa	50	5
Other (1)	-	14

Total	50	146

(1)
The subsidiaries grouped in ‘Other’ are identified in the table above under ‘Interest on Equity, and Dividends’.

Changes in dividends receivable

Balances at December 31, 2020	188

Dividends proposed by investees	655
Elimination of dividends due to business combination
Adjustment of dividends proposed by investee classified as held for sale
Withholding income tax on Interest on equity	(9)
Amounts received	(499)

Balances at December 31, 2021	335

Dividends proposed by investees	519
Amounts received	(708)
Withholding income tax on Interest on equity	-

Balances at December 31, 2022	146

Dividends proposed by investees	496
Amounts received	(592)

Balances at December 31, 2023	50

Guarantees on loans and debentures

CEMIG has provided guarantees on Loans and debentures of the following related parties - not consolidated in the financial statements because they relate to jointly controlled entities or affiliated companies:

Related party	Relationship	Type	Objective	2023	Maturity
Norte Energia (NESA) (1)	Affiliated	Surety	Financing	2,574	2042
Norte Energia S.A (NESA)/Light (2)	Affiliated	Counter-guarantee	Financing	684	2042
Norte Energia (NESA)	Affiliated	Surety	Debentures	82	2030

				3,340

(1)
Related to Norte Energia loans.
(2)
Counter-guarantee to Light, related to execution of guarantees of the Norte Energia loans.

On December 31, 2023, Management evaluate that there is no need to recognize any provisions in the Company’s financial statements for the purpose of meeting any obligations arising under these sureties and/or guarantees.

Cash investments in FIC Pampulha - the investment fund of CEMIG and its subsidiaries and affiliates

CEMIG and its subsidiaries and jointly controlled entities invest part of their financial resources in an investment fund which has the characteristics of fixed income and obeys the Company’s cash investment policy. The amounts invested by the fund are reported as cash and cash equivalent or marketable securities line in current and non-current assets.

The funds applied are allocated only in public and private fixed income securities, subject only to credit risk, with various maturity periods, obeying the unit holders’ cash flow needs.

Loan between related parties

On February 10 and February 15, 2023, Cemig D received the amounts of R$150 and R$200, respectively, related to the loan agreement approved by ANEEL and authorized by the Board of Directors in 2020 from Cemig (lender), in the amount of R$350, with payment term until May 2024. The loan bears interest at a rate equivalent to 110% of the CDI variation, to be paid together with the original installment. As guarantee, Cemig D issued a promissory note in favor of Cemig, comprising the principal and estimated interest for the contract.

In March 2023, the Board of Directors authorized the first amendment to the loan agreement from Cemig (lender), under the same terms cited above, recognized by ANEEL, in the amount of R$750, with no transfer of the funds to date.

Remuneration of key management personnel

The total remuneration of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors, are within the limits approved at a General Shareholders’ Meeting, and the effects on the Statement of income of the year ended December 31, 2023, 2022 and 2021, are as follows:

	2023	2022
Remuneration	29	29
Income sharing	7	6
Pension plans	2	2

Total	38	37